Cost of revenue (Tables)	12 Months Ended
Dec. 31, 2022
Cost of revenue [Abstract]
Schedule of cost of revenue primarily consists of expenses for consultants
	2022	2021	2020
	EUR	EUR	EUR
Cost of revenue	90,270	110,588	74,546